Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Volcon, Inc.
Entity Central Index Key	0001829794
Entity Tax Identification Number	84-4882689
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2590 Oakmont Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78665
City Area Code	512
Local Phone Number	400-4271
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false